Performance Management	Apr. 30, 2026
Cambria Superinvestors ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.cambriafunds.com
Cambria Buyout ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.cambriafunds.com
Cambria Venture ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.cambriafunds.com